Acquisitions and Divestitures - Transaction Related Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative expense [Member]
Business Acquisition [Line Items]
For the Year Ended December 31,	$ 1,974	$ 2,305	$ 1,584